Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Warrant liability	$ 9,783	$ 18,588	$ 32,017	$ 0
Note payable to related party	$ 0			705,000	$ 0
GIGCAPITAL5, INC
Assets:
Marketable securities held in Trust Account				23,302,116	41,561,656
Liabilities:
Note payable to related party				1,506,389	257,492
GIGCAPITAL5, INC | Level 1
Assets:
Marketable securities held in Trust Account				0	41,561,656
GIGCAPITAL5, INC | Fair Value, Inputs, Level 2
Liabilities:
Warrant liability				7,950	31,800
GIGCAPITAL5, INC | Fair Value, Inputs, Level 3
Liabilities:
Note payable to related party				$ 1,506,389	$ 257,492